Leases (Details) - Schedule of lease extension options - ILS (₪) ₪ in Thousands	Dec. 31, 2020	Dec. 31, 2019
More than 5 years [Member]
Leases (Details) - Schedule of lease extension options [Line Items]
Lease payments applicable in extension option periods which as of the end of the reporting period are not reasonably certain to be exercised	₪ 5,889	₪ 5,889